Concentration of Credit Risks - Schedule of Concentration of Risk (Details) - Sales - Customer Concentration Risk	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Lowe's
Concentration Risk [Line Items]
Concentration risk percentage	20.60%	22.50%	21.60%
Home Depot
Concentration Risk [Line Items]
Concentration risk percentage	27.00%	26.50%	24.70%